Accounts and Other Receivable	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Accounts and Other Receivable [Text Block]
7.	Accounts and Other Receivables

	November 30	August 31
	2017	2017
	$	$
Trade and deposits receivable	1,553	1,778
Territory License Fee receivable (Note 10)	10,000	-
Sales tax receivable	60,370	43,515
	71,923	45,293

6.	Accounts and Other Receivable

	August 31	August 31
	2017	2016
	$	$
Trade and deposits receivable	1,778	-
Territory License Fee receivable (Note 9)	-	10,000
Sales tax receivable	43,515	27,583
Private placement receivable (Note 11)	-	93,500
	45,293	131,083

6.	Accounts and Other Receivable

	August 31	August 31
	2016	2015
	$	$

Territory License Fee receivable (Note 9)	10,000	-
Sales tax receivable	27,583	31,382
Private Placement receivable (Note 11)	93,500	-
	131,083	31,382